Trade receivables (Details 3) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Trade Receivables
Write-offs	R$ (190,285)	R$ (190,138)
(Losses)/reversal with state entities – related parties	(580)	(743)
(Losses)/reversal with the private sector/government entities	(40,097)	8,449
Recoveries	40,444	19,627
Amount recorded as expense (Note 27)	R$ (190,518)	R$ (162,805)